i

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 112.7%
	ADVERTISING & MARKETING - 0.3%
4,406	Tenerity, Inc.(a),(b)	$ –
327,282	WPP PLC	3,577,146
		3,577,146
	AEROSPACE & DEFENSE - 0.7%
63,504	Airbus S.E.	9,355,912

	APPAREL & TEXTILE PRODUCTS - 2.9%
190,073	Capri Holdings Ltd.(b)	7,015,594
3,212,895	Dr. Martens PLC	6,292,598
794,209	Levi Strauss & Company, Class A(c)(d)	11,968,730
1,421,652	Under Armour, Inc., Class C(b)(d)	10,548,658
621,717	Unifi, Inc.(b)	4,917,781
		40,743,361
	ASSET MANAGEMENT - 0.2%
136,581	Silvercrest Asset Management Group, Inc., Class A(d)	2,846,348

	AUTOMOTIVE - 0.2%
75,915	Standard Motor Products, Inc.	2,897,676

	BANKING - 4.1%
588,689	Citigroup, Inc.(c)	28,056,917
329,686	Popular, Inc.(c)	23,918,718
102,246	Westamerica BanCorporation	5,029,481
		57,005,116
	BEVERAGES - 0.2%
95,664	JDE Peet's BV	2,886,541

	BIOTECH & PHARMA - 7.1%
118,865	Bayer A.G.	6,945,773
443,232	Bristol-Myers Squibb Company(c)	27,564,598
510,112	Exelixis, Inc.(c),(b)	10,054,308
604,619	GSK PLC	10,744,471
187,099	Hikma Pharmaceuticals PLC	5,016,362
655,425	Lexaria Bioscience Corporation(b),(c)(d)	546,297

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 112.7% (Continued)
	BIOTECH & PHARMA - 7.1% (Continued)
3,653,377	Viatris, Inc.(c)	$ 38,470,060
		99,341,869
	CABLE & SATELLITE - 4.2%
25,271	Charter Communications, Inc., Class A(b)(d)	10,239,556
27,879	Cogeco, Inc.	1,103,269
1,047,688	Comcast Corporation, Class A(c)	47,418,359
		58,761,184
	CHEMICALS - 1.6%
147,049	Eastman Chemical Company(c)	12,584,454
69,714	Evonik Industries A.G.	1,441,962
168,824	Mativ, Inc.	2,657,290
223,666	Neo Performance Materials, Inc.	1,446,935
263,613	Sasol Ltd. - ADR(d)	3,709,035
		21,839,676
	COMMERCIAL SUPPORT SERVICES – 2.5%
799,584	Alight, Inc., Class A(b)(d)	7,819,932
35,366	Civeo Corporation(b)	691,052
1,090,145	CoreCivic, Inc.(b)	10,574,407
46,339	Forrester Research, Inc.(b)	1,476,824
787,698	GEO Group, Inc. (The)(b)(d)	5,884,104
260,228	Heidrick & Struggles International, Inc.(c)	7,096,418
28,867	Korn Ferry	1,520,714
		35,063,451
	CONSTRUCTION MATERIALS - 1.1%
230,255	Cie de Saint-Gobain	15,566,393

	CONSUMER SERVICES - 3.9%
38,834	Adtalem Global Education, Inc.(b)(d)	1,679,182
1,082,027	Coursera, Inc.(c),(b)	16,977,003
875,486	Laureate Education, Inc.(c)	11,223,731
230,636	Stride, Inc.(c),(b)	8,812,602
1,371,237	Udemy, Inc.(b)(d)	16,194,309
		54,886,827

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 112.7% (Continued)
	CONTAINERS & PACKAGING - 0.6%
62,369	Sonoco Products Company	$ 3,657,318
144,190	Westrock Company	4,800,085
		8,457,403
	E-COMMERCE DISCRETIONARY - 3.2%
892,741	eBay, Inc.(c)(d)	39,735,902
1,024,148	Rover Group, Inc.(c),(b)	5,612,331
		45,348,233
	ELECTRICAL EQUIPMENT - 1.7%
318,968	FARO Technologies, Inc.(b)	5,291,679
199,968	Sensata Technologies Holding PLC	8,448,648
310,437	Vontier Corporation(c)	9,601,816
		23,342,143
	ENGINEERING & CONSTRUCTION - 1.9%
621,778	Frontdoor, Inc.(c),(b)	21,712,488
756,395	Mistras Group, Inc.(c),(b)(d)	5,854,497
		27,566,985
	ENTERTAINMENT CONTENT - 3.7%
500,131	AppLovin Corporation(c),(b)(d)	15,704,113
161,005	Paramount Global, Class B(d)	2,580,910
209,697	Ubisoft Entertainment S.A.(b)	7,056,002
2,040,155	Warner Bros Discovery, Inc.(c),(b)(d)	26,664,826
		52,005,851
	FOOD - 1.1%
876,181	Nomad Foods Ltd.(c),(b)	15,578,498

	FORESTRY, PAPER & WOOD PRODUCTS - 0.1%
238,941	Glatfelter Corporation(b)	812,399

	GAS & WATER UTILITIES - 0.2%
231,190	Suburban Propane Partners, L.P.	3,416,988

	HEALTH CARE FACILITIES & SERVICES - 6.1%
538,996	Centene Corporation(c),(b)	36,700,237
198,015	CVS Health Corporation	14,789,740

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 112.7% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 6.1% (Continued)
269,510	Pediatrix Medical Group, Inc.(b)	$ 3,700,372
771,448	Premier, Inc., Class A(c)	21,407,682
61,089	Universal Health Services, Inc., Class B	8,488,927
		85,086,958
	HOME & OFFICE PRODUCTS - 0.9%
135,021	Hamilton Beach Brands Holding Company, Class A(c)	1,329,957
1,076,638	Newell Brands, Inc.	12,015,280
		13,345,237
	HOME CONSTRUCTION - 0.1%
240,568	Caesarstone Ltd.(c)	1,347,181

	INDUSTRIAL INTERMEDIATE PROD - 0.4%
169,290	Insteel Industries, Inc.	5,459,602

	INSTITUTIONAL FINANCIAL SERVICES - 2.7%
346,521	Euronext N.V.	26,387,265
339,962	Lazard Ltd., Class A	11,932,666
		38,319,931
	INTERNET MEDIA & SERVICES - 10.2%
321,924	Expedia Group, Inc.(c),(b)	39,445,348
3,371,164	Lyft, Inc.(c),(b)	42,847,495
169,201	Match Group, Inc.(b)	7,869,539
239,026	Shutterstock, Inc.(d)	12,297,888
344,954	Snap, Inc., Class A(b)	3,918,677
617,986	TripAdvisor, Inc.(b)	11,525,439
585,736	Trustpilot Group PLC(b)	658,544
2,086,970	Upwork, Inc.(c),(b)	21,767,097
457,580	Vivid Seats, Inc.(b)(d)	3,811,641
		144,141,668
	LEISURE FACILITIES & SERVICES - 0.6%
201,072	Cedar Fair, L.P.	7,831,755

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 112.7% (Continued)
	LEISURE PRODUCTS - 0.3%
65,402	Hasbro, Inc.(d)	$ 4,222,353

	MACHINERY - 0.1%
63,682	Hurco Companies, Inc.	1,483,154

	MEDICAL EQUIPMENT & DEVICES - 1.9%
346,512	Baxter International, Inc.(c)	15,672,737
187,662	Castle Biosciences, Inc.(b)	3,162,105
78,948	FONAR Corporation(b)	1,332,642
259,818	Inogen, Inc.(c),(b)	2,122,713
35,357	QuidelOrtho Corporation(b)(d)	3,088,788
54,358	Tandem Diabetes Care, Inc.(b)(d)	1,898,181
		27,277,166
	METALS & MINING - 5.5%
7,683,285	Argonaut Gold, Inc.(b)	3,263,135
5,626,044	B2Gold Corporation	19,499,318
1,529,627	Eldorado Gold Corporation(b)(d)	15,005,641
629,378	Equinox Gold Corporation(b)(d)	3,316,822
4,977,593	Kinross Gold Corporation(c)	24,788,413
4,767,866	New Gold, Inc.(b)	5,530,725
2,977,581	OceanaGold Corporation	6,232,650
82,356	Seabridge Gold, Inc.(b)	1,050,863
		78,687,567
	OIL & GAS PRODUCERS - 5.4%
178,843	Chord Energy Corporation(c)	28,049,737
1,909,321	Crescent Point Energy Corporation(c)(d)	15,484,593
197,220	Ovintiv, Inc.	9,089,870
183,535	PHX Minerals, Inc.(d)	592,818
199,704	SandRidge Energy, Inc.(d)	3,410,944
1,577,415	Southwestern Energy Company(c),(b)	10,221,649
629,384	Vermilion Energy, Inc.	8,773,266
		75,622,877

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 112.7% (Continued)
	REAL ESTATE INVESTMENT TRUSTS – 1.1%
347,000	Cousins Properties, Inc.(d)	$ 8,477,210
208,833	Equity Commonwealth	4,091,038
75,454	Kilroy Realty Corporation(d)	2,693,708
		15,261,956
	RETAIL - CONSUMER STAPLES - 0.7%
327,784	Walgreens Boots Alliance, Inc.(d)	9,823,686

	RETAIL - DISCRETIONARY - 0.3%
52,935	Genesco, Inc.(b)(d)	1,493,296
119,906	Zumiez, Inc.(b)	2,261,427
		3,754,723
	SEMICONDUCTORS - 0.4%
45,460	IPG Photonics Corporation(c),(b)	5,975,717

	SOFTWARE - 14.4%
899,441	8x8, Inc.(b)(d)	4,263,350
186,825	Akamai Technologies, Inc.(b)	17,654,963
110,330	Amplitude, Inc.(b)	1,277,621
4,433,602	Clarivate PLC(c),(b)(d)	42,163,556
56,426	Computer Programs and Systems, Inc.(b)	1,479,490
42,404	Concentrix Corporation	3,529,709
470,175	Domo, Inc.(b)	8,402,027
511,138	Dropbox, Inc., Class A(c),(b)	13,775,169
916,832	Expensify, Inc.(b)(d)	7,389,666
222,292	Gen Digital, Inc.	4,323,579
758,482	HireRight Holdings Corporation(c),(b)(d)	8,123,342
6,688	NextGen Healthcare, Inc.(b)	111,221
118,232	Smartsheet, Inc., Class A(c),(b)	5,249,501
609,291	SS&C Technologies Holdings, Inc.(c)	35,491,202
556,431	Upland Software, Inc.(b)	2,197,902
677,573	Viant Technology, Inc.(b)	3,279,453
1,131,496	Vimeo, Inc.(b)	4,661,764
15,309	Ziff Davis, Inc.(b)(d)	1,110,209
544,649	Zoom Video Communications, Inc., Class A(c),(b)	39,950,005
		204,433,729

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 112.7% (Continued)
	SPECIALTY FINANCE - 0.1%
33,219	PRA Group, Inc.(b)(d)	$ 792,605

	STEEL - 0.1%
161,665	Algoma Steel Group, Inc.	1,249,670

	TECHNOLOGY HARDWARE - 1.9%
24,809	AudioCodes Ltd.	249,082
206,175	NETGEAR, Inc.(b)	2,812,227
12,639	Samsung Electronics Company Ltd.(c)	17,201,679
1,439,786	Telefonaktiebolaget LM Ericsson, B Shares	7,234,075
		27,497,063
	TECHNOLOGY SERVICES - 10.4%
37,966	Cass Information Systems, Inc.	1,440,810
3,444,542	Converge Technology Solutions Corporation	8,307,277
119,920	Fidelity National Information Services, Inc.	7,240,770
107,033	FleetCor Technologies, Inc.(c),(b)	26,641,584
163,081	Global Payments, Inc.	17,979,680
100,192	LiveRamp Holdings, Inc.(c),(b)	2,859,480
590,592	Nuvei Corporation(b)(d)	20,145,093
312,360	PayPal Holdings, Inc.(b)	23,683,135
295,595	TaskUS, Inc.(b)(d)	3,564,876
179,801	WEX, Inc.(c),(b)	34,045,319
		145,908,024
	TELECOMMUNICATIONS - 6.5%
9,355,769	Airtel Africa PLC	14,000,933
2,677,427	AT&T, Inc.(c)	38,876,241
74,494	EchoStar Corporation, Class A(b)(d)	1,447,418
367,388	Telephone and Data Systems, Inc.	2,946,452
1,028,383	Verizon Communications, Inc.(c)	35,047,293
		92,318,337
	TRANSPORTATION & LOGISTICS - 1.1%
58,386	Copa Holdings S.A., Class A	6,890,716
266,772	Southwest Airlines Company	9,112,931
		16,003,647

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

					Fair Value

	TOTAL COMMON STOCKS (Cost $1,431,170,143)				$ 1,587,144,606

Shares		Expiration Date	Exercise Price
	WARRANT — 0.0%(e)
	BIOTECH & PHARMA - 0.0% (e)
320,380	Lexaria Bioscience Corporation Warrants	05/12/2028	$ 0.95		166,053

	TOTAL WARRANT (Cost $3,204)				166,053

	SHORT-TERM INVESTMENTS — 9.4%
	COLLATERAL FOR SECURITIES LOANED - 6.7%
93,609,463	Mount Vernon Liquid Assets Portfolio, LLC, 5.47% (Cost $93,609,463)(f),(g)				93,609,463

	MONEY MARKET FUNDS - 2.7%
38,200,314	First American Government Obligations Fund, Class X, 5.05% (Cost $38,200,314)(g)				38,200,314

	TOTAL SHORT-TERM INVESTMENTS (Cost $131,809,777)				131,809,777

Contracts(h)
	EQUITY OPTIONS PURCHASED - 0.1%	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS PURCHASED - 0.0%(e)
2,742	AT&T, Inc.	01/19/2024	$ 32	$ 3,981,384	$ 13,710
	TOTAL CALL OPTIONS PURCHASED (Cost - $305,365)

	PUT OPTIONS PURCHASED - 0.1%
1,856	SPDR S&P 500 ETF Trust	08/18/2023	$ 370	$ 84,965,824	$ 11,136
1,388	SPDR S&P 500 ETF Trust	08/18/2023	430	63,541,252	47,192
1,388	SPDR S&P 500 ETF Trust	08/18/2023	438	63,541,252	80,504
2,313	SPDR S&P 500 ETF Trust	12/29/2023	380	105,886,827	615,258
	TOTAL PUT OPTIONS PURCHASED (Cost - $3,294,803)				754,090

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $3,600,168)				767,800

	TOTAL INVESTMENTS - 122.2% (Cost $1,566,583,292)				$ 1,719,888,236
	LIABILITIES IN EXCESS OF OTHER ASSETS - (22.2)%				(312,930,933)
	NET ASSETS - 100.0%				$ 1,406,957,303

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (93.6)%
	AEROSPACE & DEFENSE - (1.6)%
(52,152)	AeroVironment, Inc.	$ (4,968,000)
(31,186)	Boeing Company (The)	(7,448,776)
(862,932)	Joby Aviation, Inc.	(7,723,241)
(155,507)	Kratos Defense & Security Solutions, Inc.	(2,346,601)
		(22,486,618)
	APPAREL & TEXTILE PRODUCTS - (2.7)%
(123,987)	Crocs, Inc.	(13,433,991)
(5,226)	Hermes International	(11,588,112)
(86,819)	NIKE, Inc., Class B	(9,583,949)
(99,213)	On Holding A.G.	(3,571,668)
		(38,177,720)
	ASSET MANAGEMENT - (2.7)%
(27,677)	Ares Management Corporation, Class A	(2,746,112)
(27,022)	Blackstone, Inc.	(2,831,635)
(1,085,200)	Blue Owl Capital, Inc.	(13,369,664)
(77,520)	Cohen & Steers, Inc.	(4,985,311)
(214,345)	P10, Inc.	(2,539,988)
(371,206)	TPG, Inc.	(10,924,593)
		(37,397,303)
	AUTOMOTIVE - (0.3)%
(1,114,385)	Aurora Innovation, Inc.	(3,655,183)

	BANKING - (5.1)%
(90,219)	Ameris Bancorp	(3,938,059)
(70,408)	BancFirst Corporation	(7,033,759)
(87,191)	Bank of Hawaii Corporation	(4,981,222)
(100,693)	Berkshire Hills Bancorp, Inc.	(2,296,807)
(141,523)	Columbia Banking System, Inc.	(3,163,039)
(87,372)	Comerica, Inc.	(4,714,593)
(122,853)	First Bancorp	(4,063,977)
(214,678)	Glacier Bancorp, Inc.	(7,019,971)
(408,077)	KeyCorporation	(5,023,428)
(116,442)	Lakeland Financial Corporation	(6,455,544)
(19,866)	Live Oak Bancshares, Inc.	(752,325)
(22,335)	PNC Financial Services Group, Inc. (The)	(3,057,438)

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (93.6)% (Continued)
	BANKING - (5.1)% (Continued)
(110,081)	ServisFirst Bancshares, Inc.	$ (6,569,634)
(98,097)	Synovus Financial Corporation	(3,325,488)
(53,194)	Trustmark Corporation	(1,396,874)
(223,167)	Zions Bancorp NA	(8,536,138)
		(72,328,296)
	BEVERAGES - (0.8)%
(134,259)	National Beverage Corporation	(7,095,588)
(181,497)	Vita Coco Company, Inc. (The)	(4,795,151)
		(11,890,739)
	BIOTECH & PHARMA - (0.8)%
(91,679)	Amphastar Pharmaceuticals, Inc.	(5,563,999)
(91,480)	Cytokinetics, Inc.	(3,050,858)
(81,160)	Harmony Biosciences Holdings, Inc.	(2,870,629)
		(11,485,486)
	CHEMICALS - (0.3)%
(15,809)	WD-40 Company	(3,628,166)

	COMMERCIAL SUPPORT SERVICES - (2.4)%
(242,547)	Casella Waste Systems, Inc., Class A	(19,571,118)
(49,345)	CorVel Corporation	(10,094,014)
(385,582)	PureCycle Technologies, Inc.	(4,565,291)
		(34,230,423)
	CONSTRUCTION MATERIALS - (0.7)%
(66,116)	Simpson Manufacturing Company, Inc.	(10,446,328)

	CONSUMER SERVICES - (0.4)%
(287,876)	European Wax Center, Inc.	(5,576,158)

	ELECTRICAL EQUIPMENT - (3.4)%
(34,539)	Atkore International Group, Inc.	(5,480,303)
(96,989)	Badger Meter, Inc.	(15,968,269)
(374,567)	Evolv Technologies Holdings, Inc.	(2,464,651)
(8,996)	Hubbell, Inc.	(2,806,752)
(105,541)	Novanta, Inc.	(18,670,202)

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (93.6)% (Continued)
	ELECTRICAL EQUIPMENT - (3.4)% (Continued)
(374,733)	NuScale Power Corporation	$ (2,840,476)
		(48,230,653)
	ENGINEERING & CONSTRUCTION - (3.9)%
(25,183)	Comfort Systems USA, Inc.	(4,381,087)
(186,452)	Installed Building Products, Inc.	(27,598,624)
(88,507)	TopBuild Corporation	(24,244,723)
		(56,224,434)
	FOOD - (1.1)%
(197,400)	BellRing Brands, Inc.	(7,096,530)
(158,927)	Hostess Brands, Inc.	(3,820,605)
(22,332)	Lancaster Colony Corporation	(4,301,813)
		(15,218,948)
	FORESTRY, PAPER & WOOD PRODUCTS - (1.0)%
(202,416)	Trex Company, Inc.	(13,995,042)

	HEALTH CARE FACILITIES & SERVICES - (3.3)%
(12,756)	Chemed Corporation	(6,647,024)
(1,833,406)	Ginkgo Bioworks Holdings, Inc.	(4,601,849)
(154,551)	LifeStance Health Group, Inc.	(1,451,234)
(253,086)	NeoGenomics, Inc.	(4,385,980)
(211,025)	Progyny, Inc.	(8,812,404)
(377,226)	Surgery Partners, Inc.	(14,572,240)
(45,887)	US Physical Therapy, Inc.	(5,335,281)
		(45,806,012)
	HOME & OFFICE PRODUCTS - (0.7)%
(228,922)	Tempur Sealy International, Inc.	(10,216,789)

	HOME CONSTRUCTION - (2.6)%
(59,391)	Dream Finders Homes, Inc.	(1,514,471)
(138,828)	Green Brick Partners, Inc.	(7,846,559)
(79,805)	LGI Homes, Inc.	(11,072,943)
(100,728)	Patrick Industries, Inc.	(8,718,008)
(273,208)	PGT Innovations, Inc.	(7,816,481)
		(36,968,462)

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (93.6)% (Continued)
	INDUSTRIAL INTERMEDIATE PROD - (0.2)%
(37,039)	Mueller Industries, Inc.	$ (3,002,381)

	INDUSTRIAL SUPPORT SERVICES - (1.1)%
(89,546)	SiteOne Landscape Supply, Inc.	(15,222,820)

	INSURANCE - (0.4)%
(38,497)	RLI Corporation	(5,135,885)

	INTERNET MEDIA & SERVICES - (1.8)%
(8,312)	DoorDash, Inc., Class A	(754,646)
(41,406)	Netflix, Inc.	(18,175,992)
(107,311)	Zillow Group, Inc., Class C	(5,811,964)
		(24,742,602)
	LEISURE FACILITIES & SERVICES - (5.5)%
(13,747)	Cava Group, Inc.	(785,091)
(58,307)	Churchill Downs, Inc.	(6,754,866)
(447,824)	Dutch Bros, Inc.	(13,887,022)
(30,626)	MGM Resorts International	(1,554,882)
(203,224)	Planet Fitness, Inc., Class A	(13,725,749)
(398,404)	Portillo's, Inc.	(9,183,212)
(119,360)	Red Rock Resorts, Inc., Class A	(5,788,960)
(13,718)	Royal Caribbean Cruises Ltd.	(1,496,771)
(83,089)	Wingstop, Inc.	(14,007,144)
(91,823)	Wynn Resorts Ltd.	(10,006,871)
		(77,190,568)
	LEISURE PRODUCTS - (2.3)%
(55,077)	BRP, Inc.	(5,067,188)
(126,361)	Brunswick Corporation	(10,906,217)
(71,778)	LCI Industries	(9,781,188)
(50,302)	Malibu Boats, Inc., Class A	(3,015,605)
(196,281)	Topgolf Callaway Brands Corporation	(3,919,732)
		(32,689,930)
	MACHINERY - (2.5)%
(18,970)	Deere & Company	(8,149,512)
(186,703)	Energy Recovery, Inc.	(5,690,707)

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (93.6)% (Continued)
	MACHINERY - (2.5)% (Continued)
(55,386)	Kadant, Inc.	$ (12,342,771)
(13,522)	Symbotic, Inc., Class A	(859,188)
(68,270)	Xylem, Inc.	(7,697,443)
		(34,739,621)
	MEDICAL EQUIPMENT & DEVICES - (6.9)%
(75,573)	10X Genomics, Inc., Class A	(4,759,588)
(4,171)	Align Technology, Inc.	(1,576,179)
(31,207)	CONMED Corporation	(3,777,607)
(54,645)	DexCom, Inc.	(6,806,581)
(57,635)	Establishment Labs Holdings, Inc.	(4,150,296)
(42,804)	Exact Sciences Corporation	(4,175,102)
(72,928)	Glaukos Corporation	(5,625,666)
(51,768)	IDEXX Laboratories, Inc.	(28,717,264)
(44,067)	Insulet Corporation	(12,195,542)
(18,518)	Intuitive Surgical, Inc.	(6,007,239)
(66,458)	LeMaitre Vascular, Inc.	(4,202,139)
(27,419)	Penumbra, Inc.	(8,317,828)
(111,773)	STAAR Surgical Company	(6,121,807)
		(96,432,838)
	OIL & GAS PRODUCERS - (0.4)%
(33,821)	Hess Corporation	(5,131,660)

	REAL ESTATE INVESTMENT TRUSTS - (2.7)%
(112,818)	American Tower Corporation,	(21,470,393)
(139,403)	First Industrial Realty Trust, Inc.	(7,207,135)
(355,201)	Ready Capital Corporation	(4,109,676)
(77,564)	Iron Mountain, Inc.	(4,762,430)
		(34,549,634)
	REAL ESTATE SERVICES - (1.7)%
(84,284)	Colliers International Group, Inc.	(8,536,284)
(352,943)	eXp World Holdings, Inc.	(8,802,398)
(471,468)	Redfin Corporation	(7,062,591)
		(24,401,273)
	RENEWABLE ENERGY - (1.8)%
(19,567)	First Solar, Inc.	(4,058,196)

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (93.6)% (Continued)
	RENEWABLE ENERGY - (1.8)% (Continued)
(2,940,885)	NEL ASA	$ (3,997,211)
(546,273)	Plug Power, Inc.	(7,167,102)
(40,843)	SolarEdge Technologies, Inc.	(9,861,950)
		(25,084,459)
	RETAIL - DISCRETIONARY - (6.8)%
(64,640)	Asbury Automotive Group, Inc.	(14,582,784)
(185,187)	Builders FirstSource, Inc.	(26,746,558)
(64,258)	Carvana Company	(2,952,655)
(297,123)	Freshpet, Inc.	(21,850,425)
(314,283)	GameStop Corporation, Class A	(6,977,083)
(557,287)	Hennes & Mauritz A.B., Class B	(9,359,931)
(59,136)	Tractor Supply Company	(13,245,873)
		(95,715,309)
	SEMICONDUCTORS - (5.3)%
(145,920)	Aehr Test Systems	(7,611,187)
(108,894)	Ambarella, Inc.	(9,083,937)
(3,543)	Axcelis Technologies, Inc.	(710,301)
(42,563)	Impinj, Inc.	(2,835,547)
(32,781)	Microchip Technology, Inc.	(3,079,447)
(31,184)	Monolithic Power Systems, Inc.	(17,447,137)
(116,715)	Power Integrations, Inc.	(11,337,695)
(185,772)	Rambus, Inc.	(11,631,185)
(72,393)	Universal Display Corporation	(10,560,691)
		(74,297,127)
	SOFTWARE - (11.7)%
(151,804)	Altair Engineering, Inc., Class A	(11,376,192)
(32,389)	Appfolio, Inc., Class A	(5,849,130)
(460,756)	Asana, Inc., Class A	(11,187,156)
(59,308)	Aspen Technology, Inc.	(10,586,478)
(164,168)	Bentley Systems, Inc.	(8,845,372)
(25,945)	BILL Holdings, Inc.	(3,251,946)
(64,527)	Cloudflare, Inc., Class A	(4,437,522)
(108,232)	DigitalOcean Holdings, Inc.	(5,359,649)
(211,553)	Doximity, Inc.	(7,558,789)
(9,349)	Duolingo, Inc.	(1,450,871)

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (93.6)% (Continued)
	SOFTWARE - (11.7)% (Continued)
(126,817)	Fortinet, Inc.	$ (9,856,217)
(80,543)	Guidewire Software, Inc.	(6,831,657)
(278,575)	IonQ, Inc.	(5,362,569)
(23,433)	MongoDB, Inc.	(9,921,532)
(670,506)	Palantir Technologies, Inc., Class A	(13,302,839)
(24,393)	Paycom Software, Inc.	(8,995,163)
(160,088)	Paycor HCM, Inc.	(4,299,964)
(475,073)	R1 RCM, Inc.	(8,209,261)
(144,257)	Samsara, Inc., Class A	(4,030,541)
(135,142)	Schrodinger, Inc.	(7,069,278)
(59,190)	Snowflake, Inc.	(10,518,655)
(61,254)	Workiva, Inc.	(6,449,434)
		(164,750,215)
	SPECIALTY FINANCE - (1.0)%
(26,287)	Credit Acceptance Corporation	(14,631,344)

	STEEL - (1.2)%
(112,556)	Commercial Metals Company	(6,440,454)
(62,181)	Nucor Corporation	(10,700,728)
		(17,141,182)
	TECHNOLOGY HARDWARE - (2.9)%
(110,018)	Apple, Inc.	(21,613,036)
(49,526)	Arista Networks, Inc.	(7,680,987)
(102,097)	Extreme Networks, Inc.	(2,714,759)
(36,280)	PAR Technology Corporation	(1,254,925)
(110,343)	Seagate Technology Holdings PLC	(7,006,781)
		(40,270,488)
	TECHNOLOGY SERVICES - (2.1)%
(5,602)	Automatic Data Processing, Inc.	(1,385,151)
(47,706)	Coinbase Global, Inc., Class A	(4,704,289)
(7,593)	Fair Isaac Corporation	(6,362,706)
(21,366)	Insight Enterprises, Inc.	(3,134,179)
(61,871)	Jack Henry & Associates, Inc.	(10,367,723)
(190,647)	Toast, Inc., Class A	(4,207,579)
		(30,161,627)

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (93.6)% (Continued)
	TELECOMMUNICATIONS - (0.3)%
(61,361)	Cogent Communications Holdings, Inc.	$ (3,757,748)

	TRANSPORTATION & LOGISTICS - (1.2)%
(530,466)	American Airlines Group, Inc.	(8,885,306)
(6,960)	Old Dominion Freight Line, Inc.	(2,919,650)
(445,968)	SFL Corp Ltd.	(4,397,244)
		(16,202,200)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $1,206,569,322)	$ (1,316,213,671)

A.B.	- Aktiebolag
A.G.	- Aktiengesellschaft
ADR	- American Depositary Receipt
ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
L.P.	- Limited Partnership
Ltd.	- Limited Company
N.V.	- Naamioze Vennootschap
PLC	- Public Limited Company
S.A.	- Société Anonyme
SPDR	- Standard & Poor's Depositary Receipt

(a)	The value of this security has been determined in good faith under policies of the Board of Trustees.
(b)	Non-income producing security.
(c)	All or a portion of the security is segregated as collateral for short sales.
(d)	All or a portion of the security is on loan. The total fair value of the securities on loan as of July 31, 2023 was $91,997,433.
(e)	Percentage rounds to less than 0.1%.
(f)	Security was purchased with cash received as collateral for securities on loan at July 31, 2023. Total collateral had a value of $93,609,463 at July 31, 2023.
(g)	Rate disclosed is the seven day effective yield as of July 31, 2023.
(h)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.